(VIS - Multi Cap Growth Portfolio - Class Y) | (VIS Multi Cap Growth Portfolio)
Investment Objectives

The Fund seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth. As a secondary objective the Fund seeks income but only when consistent with its primary objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Total Annual Fund Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (VIS Multi Cap Growth Portfolio)	Class Y
Advisory Fee	0.42%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.83%	[1]
Fee Waiver and/or Expense Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%	[1]
[1]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (VIS Multi Cap Growth Portfolio)	1 Year	3 Years	5 Years	10 Years
Class Y | | USD ($)	84	264	460	1,024

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest primarily in equity securities and securities convertible into equity securities. The Fund's Adviser seeks to achieve the Fund's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2016 was between $9.6 million and $634.0 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Fund's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Fund may invest in privately placed and restricted securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

  Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with the U.S. dollar exchange rates.

  Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund's overall value to decline to a greater degree than if the Fund were invested more widely.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Y shares from year-to-year and by showing how the average annual returns of the Fund's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	06/30/09	22.77%
Low Quarter	12/31/08	-30.24%

Average Annual Total Returns For Periods Ended December 31, 2016
Average Annual Total Returns - (VIS Multi Cap Growth Portfolio) -		Past 1 Year	Past 5 Years	Past 10 Years
Class Y		(3.65%)	13.16%	8.88%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	7.39%	14.44%	8.28%
[1]	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.